First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 61.6%
	Chemicals – 2.7%
210,988	Westlake Chemical Partners, L.P. (a)	$4,791,537
	Energy Equipment & Services – 0.4%
31,000	USA Compression Partners, L.P.	617,210
	Gas Utilities – 0.7%
88,500	Suburban Propane Partners, L.P. (a)	1,308,030
	Independent Power & Renewable Electricity Producers – 1.6%
50,319	NextEra Energy Partners, L.P. (a) (b) (c)	2,739,870
	Oil, Gas & Consumable Fuels – 56.2%
267,269	Cheniere Energy Partners, L.P. (a)	13,804,444
1,232,960	Energy Transfer, L.P. (a)	16,386,038
16,000	EnLink Midstream, LLC (a) (b)	185,600
692,564	Enterprise Products Partners, L.P. (a)	18,359,872
283,830	Hess Midstream, L.P., Class A (a) (b)	8,852,658
141,190	Holly Energy Partners, L.P. (a)	2,753,205
290,819	Magellan Midstream Partners, L.P. (a)	19,272,575
245,000	MPLX, L.P. (a)	8,699,950
531,720	Plains All American Pipeline, L.P. (a)	7,911,994
41,070	TXO Partners, L.P. (a)	903,129
35,000	Western Midstream Partners, L.P.	989,450
		98,118,915
	Total Master Limited Partnerships	107,575,562
	(Cost $71,954,951)
Shares	Description	Value
COMMON STOCKS – 60.9%
	Electric Utilities – 11.3%
40,400	Alliant Energy Corp. (c)	2,171,096
35,270	American Electric Power Co., Inc.	2,988,780
33	Constellation Energy Corp.	3,189
4,800	Duke Energy Corp.	449,376
7,300	Emera, Inc. (CAD) (a)	296,119
247,250	Enel S.p.A., ADR	1,689,904
5,000	Entergy Corp.	513,500
23,700	Eversource Energy (a)	1,714,221
65,800	Exelon Corp.	2,754,388
4,400	Fortis, Inc. (CAD) (a)	187,558
6,200	Iberdrola S.A., ADR	309,926
10,200	IDACORP, Inc. (a)	1,048,764
13,480	NextEra Energy, Inc. (c)	988,084
6,490	Orsted A/S, ADR	188,210
58,520	PPL Corp. (c)	1,611,056
27,080	Southern (The) Co.	1,958,967
14,800	Xcel Energy, Inc.	928,404
		19,801,542
	Energy Equipment & Services – 0.9%
133,800	Archrock, Inc. (a)	1,560,108
	Gas Utilities – 6.8%
54,620	AltaGas Ltd. (CAD) (a)	1,078,192
17,900	Atmos Energy Corp. (a)	2,178,609
98,034	National Fuel Gas Co. (a)	5,206,586
35,670	New Jersey Resources Corp.	1,594,449

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
19,200	ONE Gas, Inc.	$1,519,296
12,840	UGI Corp.	346,552
		11,923,684
	Independent Power & Renewable Electricity Producers – 1.0%
37,300	AES (The) Corp. (c)	806,799
33,390	Clearway Energy, Inc., Class A (a)	823,731
8,000	EDP Renovaveis S.A. (EUR)	152,787
		1,783,317
	Multi-Utilities – 8.8%
60,000	Atco Ltd., Class I (CAD) (a)	1,712,661
7,170	CenterPoint Energy, Inc. (a)	215,745
16,450	CMS Energy Corp. (a)	1,004,602
17,380	DTE Energy Co. (a)	1,986,534
54,370	Public Service Enterprise Group, Inc. (c)	3,431,834
40,400	Sempra (c)	6,020,408
11,130	WEC Energy Group, Inc.	1,000,142
		15,371,926
	Oil, Gas & Consumable Fuels – 31.7%
80,000	BP PLC, ADR (c)	2,984,000
9,410	Cheniere Energy, Inc. (c)	1,523,103
117,040	DT Midstream, Inc. (a)	6,263,981
103,085	Enbridge, Inc.	3,793,528
130,664	Keyera Corp. (CAD) (a)	3,270,935
363,998	Kinder Morgan, Inc. (a)	6,446,404
100,006	ONEOK, Inc. (c)	6,704,402
53,000	Shell PLC, ADR (c)	3,266,390
45,500	Targa Resources Corp.	3,730,545
75,109	TC Energy Corp. (c)	2,694,160
58,800	TotalEnergies SE, ADR (c)	3,577,980
320,178	Williams (The) Cos., Inc. (c)	11,030,132
		55,285,560
	Semiconductors & Semiconductor Equipment – 0.1%
1,300	Enphase Energy, Inc. (d)	197,379
	Water Utilities – 0.3%
3,200	American Water Works Co., Inc.	471,776
	Total Common Stocks	106,395,292
	(Cost $105,494,169)
MONEY MARKET FUNDS – 3.4%
5,861,275	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (e)	5,861,275
	(Cost $5,861,275)
	Total Investments – 125.9%	219,832,129
	(Cost $183,310,395)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(373)	AES (The) Corp.	$(806,799)	$23.00	09/15/23	(13,055)
(404)	Alliant Energy Corp.	(2,171,096)	57.50	09/15/23	(12,120)
(800)	BP PLC, ADR	(2,984,000)	39.00	08/18/23	(18,400)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(94)	Cheniere Energy, Inc.	$(1,521,484)	$175.00	09/15/23	$(14,100)
(253)	NextEra Energy Partners, L.P.	(1,377,585)	60.00	09/15/23	(12,650)
(134)	NextEra Energy, Inc.	(982,220)	75.00	08/18/23	(10,720)
(1,000)	ONEOK, Inc.	(6,704,000)	70.00	09/15/23	(100,000)
(585)	PPL Corp.	(1,610,505)	27.00	08/18/23	(46,800)
(543)	Public Service Enterprise Group, Inc.	(3,427,416)	65.00	08/18/23	(16,290)
(404)	Sempra	(6,020,408)	150.00	08/18/23	(94,940)
(530)	Shell PLC, ADR	(3,266,390)	62.50	08/18/23	(26,500)
(751)	TC Energy Corp.	(2,693,837)	40.00	08/18/23	(3,755)
(588)	TotalEnergies SE, ADR	(3,577,980)	62.50	08/18/23	(27,048)
(1,600)	Williams (The) Cos., Inc.	(5,512,000)	34.00	08/18/23	(156,800)
(1,601)	Williams (The) Cos., Inc.	(5,515,445)	35.50	08/18/23	(48,030)
	Total Call Options Written				(601,208)
	(Premiums received $547,997)

Outstanding Loan – (25.7)%	(44,900,000)
Net Other Assets and Liabilities – 0.1%	283,340
Net Assets – 100.0%	$174,614,261

(a)	All or a portion of this security serves as collateral on the outstanding loan. At July 31, 2023, the segregated value of these securities amounts to $103,607,746.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 107,575,562	$ 107,575,562	$ —	$ —
Common Stocks*	106,395,292	106,395,292	—	—
Money Market Funds	5,861,275	5,861,275	—	—
Total Investments	$ 219,832,129	$ 219,832,129	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (601,208)	$ (541,058)	$ (60,150)	$ —

*	See Portfolio of Investments for industry breakout.